Related Parties	12 Months Ended
Dec. 31, 2013
Related Parties
12.	Related Parties

In 2012, the Company executed an employee lease agreement with its majority stockholder. Under the terms of the agreement, the Company is reimbursed for certain administrative services provided to the related party. In addition, the Company was reimbursed for various operating expenses related to shared utilities and telecommunications and/or may make payments to its majority shareholder for these shared operating expenses.

Total reimbursements received during the years ended December 31, 2013 and 2012 and the period from inception (August 29, 2011) through December 31, 2013 were $5,704, $14,025 and $19,729, respectively. There was $0 and $4,478 in accounts receivable at December 31, 2013 and 2012, respectively. Total payments made during the years ended December 31, 2013 and 2012 and the period from inception (August 29, 2011) through December 31, 2013 were $23,723, $11,750 and $39,050, respectively. There was $312 and $1,811 in accounts payable at December 31, 2013 and 2012, respectively.

In May 2013, Ignyta Operating and Actagene effected a merger pursuant to which Actagene merged with and into Ignyta Operating. The majority stockholder of Ignyta Operating was also the majority stockholder of Actagene, and representatives of the majority stockholder controlled the day to day operations and were on the board of directors of each entity (see Note 3).